SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Basis of preparation

Basis of preparation–The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, unless disclosed otherwise. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Amounts in the consolidated financial statements are stated in millions of Russian Rubles (“RUB million”), unless indicated otherwise.

The consolidated financial statements have been prepared on the assumption that the Group is a going concern and will continue in operation for the foreseeable future.

Basis of consolidation

Basis of consolidation–The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company. Control is achieved only where the Company has power over the entity, is exposed and has rights to variable returns, and is able to use the power to affect its amount of variable returns. The results of the controlled entities acquired or disposed of during the reporting period are included in the consolidated financial statements from the date the Group achieves control over the entity, or until the date on which the Company ceases to control the entity. If necessary, the accounting policies of controlled entities are aligned with the accounting policy applied by the Group. All intra-group balances, income, expenses and cash flows are eliminated on consolidation.

Effective ownership interests in the Group’s significant subsidiaries were the following:

	Accounting	December 31,	December 31,
	method	2020	2019
RTC	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 11)	Consolidated	100.0%	100.0%
MTS Armenia	Consolidated	100.0%	100.0%
MTS IT	Consolidated	100.0%	100.0%
Nvision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland) (Note 5)	Consolidated	100.0%	100.0%
IT Grad (Note 5)	Consolidated	100.0%	100.0%
Kinopolis (Note 5)	Consolidated	100.0%	100.0%
MTS Media	Consolidated	100.0%	100.0%
MTS Artificial Intelligence	Consolidated	100.0%	100.0%
Stopol (Note 5)	Consolidated	100.0%	—
Sibintertelecom (1)	Consolidated	—	100.0%
RIKT (1)	Consolidated	—	100.0%
Nvision Group (2) (Note 12)	Consolidated	—	100.0%
Kulturnaya Sluzhba (Ponominalu) (Note 5)	Consolidated	100.0%	89.1%
MTS Bank (Note 5)	Consolidated	99.9%	99.9%
MGTS Group	Consolidated	94.7%	94.7%
Navigation Information Systems Group	Consolidated	94.7%	94.7%
Oblachny Retail LLC	Consolidated	50.8%	50.8%
MTS International Funding Limited (3) (“MTS International”)	Consolidated	SE	SE
"Zelenaya Tochka" Group (Note 5 )	Equity	51.0%	—
MTS Belarus (Note 17)	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	30.0%
Zifrovoe TV	Equity	20.0%	20.0%
YouDo Web Technologies (Note 17)	Equity	15.5%	15.5%
SWIPGLOBAL	Equity	15.0%	15.0%
(1)	Merged with PJSC MTS in 2020.
(2)	Disposed on October 30, 2020.
(3)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 (fully repaid in June 2020) and USD 500 million 5.0% notes due in 2023, respectively (Note 25). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Acquisitions from entities under common control

Acquisitions from entities under common control–Business combinations arising from transfers of interests in entities that are under common control with the Group are consolidated prospectively starting from the date that the control over those entities is passed to the Group. The assets and liabilities acquired are recognized at the carrying values recorded previously in the counterparty’s financial statements, with the resulting gain or loss recognized directly in equity.

Joint operations

Joint operations–The Group has joint operations with Megafon and Vimpelcom, relating to the construction of LTE base stations. Joint operations are characterized by the fact that the operators that have joint control over the arrangement each have both a right to the assets, and obligations for the liabilities, according to the arrangement. Respectively, each operator accounts for its share of the joint assets and its agreed share of any liabilities, and recognizes its share of the output, revenues and expenses incurred under the arrangement. The result of joint operations does not influence the financial statements significantly.

Non-current assets held for sale and discontinued operations

Non-current assets held for sale and discontinued operations - The Group classifies assets and disposal groups as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is met only when the assets (or disposal group) are available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and their sale is highly probable to occur within a year. Held for sale assets and disposal groups are measured at the lower of carrying amount or fair value less cost to sell. Assets and liabilities classifies as held for sale are presented separately as current items in the statement of financial position.

A disposal group qualifies as discontinued operation if it is a component of the entity that either has been disposed of or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;
•	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations;
•	Or is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss.

Group's statement of cash flows include both cash flows from continuing and discontinued operations, amounts related to discontinued operations by operating, investing and financing activities are presented in Note 12.

Functional currency translation methodology

Functional currency translation methodology–As of December 31, 2020, the functional currencies of Group entities were as follows:

•	For entities incorporated in the Russian Federation, Dega and MTS International–the Russian Ruble (“RUB”);
•	For MTS Armenia–the Armenian Dram;
•	For MTS Turkmenistan–the Turkmenian Manat;
•	For MTS Belarus–the Belarusian Ruble;
•	For Nvision Czech Republic–the Czech Crown.

Foreign-currency transactions are translated into the functional currency at the exchange rates at the dates of the transactions. At the reporting date, monetary items denominated in foreign currencies are translated at the closing rate, whereas non-monetary items are stated at the exchange rate at the date of their recognition. Exchange rate differences are recognized in profit or loss.

For entities whose records are maintained in their functional currency, which is other than the reporting currency, all year-end assets and liabilities have been translated into U.S. Dollars (“USD”) at the period-end exchange rate set by local central banks. Subsequently, U.S. Dollars balances have been translated into Russian Rubles at the period-end exchange rate set by the Central Bank of Russia. Revenues and expenses have been translated at the average exchange rate for the period using the cross-currency exchange rate via  the U.S. Dollar as described above. Translation differences resulting from the use of these rates are reported as a component of other comprehensive income.

Standards, interpretations and amendments adopted

Standards, interpretations and amendments adopted in the financial year 2020

Amendments to Conceptual Framework	Conceptual Framework in IFRS standards
Amendments to IFRS 3	Definition of a Business
Amendments to IAS 1 and IAS 8	Definition of Material
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform and its Effects on Financial Reporting
Amendment to IFRS 16	COVID-19 Related Rent Concessions

None of these interpretations and amendments had material effect on the Group’s consolidated financial statements.

Standards, interpretations and amendments in issue but not yet effective

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Amendments to IFRS9, IAS39, IFRS7, IFRS 4 and IFRS16	Interest Rate Benchmark Reform (Phase 2) (1)
Amendments to IAS 37	Onerous contracts–Cost of fulfilling a contract (2)
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use (2)
Amendments to IFRS 3	Reference to Conceptual Framework (2)
Amendments to IFRS	Annual Improvements to IFRSs (2018-2020 Cycle) (2)
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current (3)
IFRS 17 and amendments to IFRS17	Insurance Contracts (3)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
(1)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2022, with earlier application permitted.
(3)	Effective for annual periods beginning on or after January 1, 2023, with earlier application permitted.
(4)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.

These IFRS pronouncements are not expected to have a material impact on the Group's consolidated financial statements.

Revenue recognition

Revenue is recognized to the extent that the Group has delivered goods or rendered services under an agreement, the amount of revenue can be reliably measured and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of value added taxes and discounts.

The Group obtains revenue from providing mobile and fixed telecommunication services (access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband, tv and musical content and connection fees), financial services, integration services, cloud services, tickets distribution, as well as selling equipment, accessories and software. Products and services may be sold separately or in bundle packages. The most significant part of revenue relates to prepaid contracts.

Revenue for access charges, voice and video calls, rendering of cloud services, messaging, interconnect fees and fixed and mobile broadband is recognized as services are rendered. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or passage of time (monthly subscription fees). Revenue from the sale of prepaid credit is deferred until such time as the customer consumes the services or the credit expires.

Revenue from the provision of TV and music content is recognized as the Group renders the service and is recorded either at the gross amount billed to the customers or in the amount of commission fee receivable by the Group.

Revenue from commission services for tickets distribution is recognized as services are rendered.

Revenue from sales of goods (mainly mobile handsets, other mobile devices, software licences) is recognized when the significant risks and rewards of ownership have been transferred to the customer.

For bundled packages, the Group accounts for individual products and services separately if they are distinct, which means that a product or service, as well as the customer benefit, is separately identifiable from other items in the bundled package and a customer can benefit from it. The arrangement consideration is allocated to each separate product and service, based on its relative fair value. The determined fair value of individual elements is generally based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts.

The Group provides retrospective volume discounts under roaming agreements with international and local mobile operators. To estimate the variable consideration in relation to these discounts, the Group uses original data traffic adjusted on a monthly basis to reflect newly-available information. The resulting liability for the expected future discounts is recognized as a reduction of revenue within trade and other payables in the accompanying consolidated statement of financial position.

For contracts that permit customers to return acquired mobile devices, the amount of recognized revenue is adjusted for expected product return or refunds, which are estimated based on the basis of historical data. The respective refund liability is recorded as provision in the accompanying consolidated statement of financial position.

Revenue from the provision of financial services mainly relates to interest bearing assets of MTS Bank. Such revenue is recognized on an accrual basis using the effective interest method. Loan origination fees are deferred together with the related direct costs and are recognised as an adjustment to the effective interest rate of the loan. Comission revenue which is also a significant part of MTS Bank revenue is either recognized at the moment the related operation occurs, or during the period of customer contract duration.

Revenue from integration services mainly relates to project type contracts and is determined by reference to the stage of completion of each respective projects. The stage of completion is calculated using the input method–based on the proportion of costs incurred for work performed to date to the estimated total contract costs. Revenue is recognized cumulatively as total revenue under the project multiplied by percentage of completion as at reporting date. When it is probable that total contract costs will exceed the total contract revenue, the expected loss is recognized as an expense immediately.

Contract balances

Contract balances include trade receivables related to the recognized revenue, contract assets and contract liabilities.

Trade receivables represent an unconditional right to receive consideration (primarily in cash).

Contract assets represent accrued revenues that have not yet been billed to customers due to certain contractual terms other than the passage of time. This is the case in a bundled offering which combines the sale of a mobile device and the provision of mobile services for a fixed-period, where the mobile device is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for mobile communication services to the supply of the mobile phone. The excess of the amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and is thus transferred to trade receivables as the service is invoiced. The other part of contract assets relates to the Group’s rights to consideration for work completed but not yet billed for integration services projects.

Contract liabilities represent amounts paid by customers to the Group before receiving the goods and/or services promised in the contract. This is the case for advances received from customers or amounts invoiced or amounts invoiced and paid for goods or services that are yet to be transferred.

Cost to obtain and fulfill a contract

The Group capitalizes certain incremental costs incurred in acquiring or fullfilling a contract with a customer if the management expects these costs to be recoverable.

The Group uses a practical expedient from IFRS 15 which allows to expense contract costs as incurred when the expected contract duration is one year or less.

Costs of acquiring a contract include commissions paid to a third-party distrubutors as well as the associated remuneration of the Group’s commercial employees for obtaining a contract with a customer with the expected duration of more than twelve months. These costs are amortized on a straight-line basis over the average life of a long-lived subscriber.

Costs to fulfill a contract mainly relate to costs of equipment transferred to the subscribers required for the provision of services. These costs are amortized on a straight-line basis generally for the period of average subscriber life.

Income tax

Income taxes of the Group’s Russia-incorporated entities have been calculated in accordance with Russian legislation and are based on the taxable profit for the period. The corporate income tax rate in Russia is 20%. The withholding tax rate on dividends paid within Russia is 13%. The foreign subsidiaries of the Group pay withholding taxes in their respective jurisdictions. Deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases of assets and liabilities that will result in future taxable or deductible amounts. The deferred tax assets and liabilities are measured using the enacted or substantially enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and in bank accounts, as well as short-term bank deposits, which have original maturities of less than three months. Other short-term highly liquid investments are treated as cash equivalents only if they are held for the purpose of meeting short-term cash commitments, are readily convertible to known amounts of cash and are subject to insignificant risk of change in value.

Short-term investments

Short-term investments represent investments in loans and time deposits, which have original maturities of longer than three months and are repayable in less than twelve months, as well as investment in debt and equity securities. Deposits, loans and debt securities are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest. Assets in Sistema Capital trust management as well as mutual funds are carried at fair value through profit and loss (“FVTPL”), as this portfolio of assets is neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.

Short-term investments are presented net of allowance for expected credit losses (“ECL”).

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans in the accompanying consolidated statements of financial position.

Investments in associates and joint ventures

Associates are those entities where the Group exercises significant influence, and they are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not equate to control or joint control over those policies. These entities are recognized at cost at the time of acquisition and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income. The carrying amount of the investment in such entities may include goodwill as the positive difference between the cost of the investment and Group’s proportionate share in the fair-values of the entity’s identifiable assets and liabilities.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement and have rights to the net assets of the arrangement. The Group recognizes its interest in a joint venture where it has joint control of the investment and accounts for that investment using the equity method.

The Group presents its share in profits or losses in associates and joint ventures within operating profit if those interests are viewed as part of Group’s core operations. As of December 31, 2020, MTS Belarus, Zelenaya Tochka and Fancy Show were considered as part of the Group’s core operating activity. Shares in profits and losses of other Group’s associates and joint ventures were presented as non-operating items.

Other investments

Other investments consist primarily of long-term deposits, which are repayable in more than a year, loans, debt securities and equity holdings in private companies. Deposits, loans and notes are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest.

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans.

Investments in shares of the companies over which the Group does not have control or an ability to exercise significant influence are accounted for at amortized cost.

Other investments are presented net of allowance for expected credit losses (ECL).

Trade and other receivables

Trade and other receivables are carried at transaction price. The carrying value of all trade receivables is reduced by appropriate allowances for ECL.

For trade receivables the Group applies a simplified approach and calculates ECL based on lifetime expected credit losses. For receivables from subscribers and dealers and partially for other trade receivables the allowance for ECL is computed using the provision matrix. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and all reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, receivables from subscribers are written-off if past due for more than 180 days. Receivables other than from subscribers are written-off upon the expiration of the limitation period or before based on results of internal investigations.

MTS Group accounts for Receivables from handset sales financing as a part of current trade and other receivables and non-current other non-financial assets. These receivables are measured based on fair value basis using effective rate approach. Receivables from handset sales financing are written-off if past due for more than 720 days.

Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Property, plant and equipment

Property, plant and equipment, including improvements, are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life, as follows:

Network and base station equipment:
Network infrastructure	3-44 years
Other	3-20 years
Land and buildings:
Buildings	7-150 years
Leasehold improvements	the term of the lease
Office equipment, vehicles and other:
Office equipment	2-7 years
Vehicles	2-10 years
Other	2-25 years

The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between any sale proceeds and the carrying amount of the asset and is recognised in the consolidated statement of profit or loss.

Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Goodwill

Goodwill represents an excess of consideration transferred plus the fair value of any non-controlling interest (“NCI”) in the acquiree at the acquisition date over the fair values of the identifiable net assets of the acquired entity. Goodwill is not amortized, but is tested for impairment (Note 23).

Other intangible assets

Other intangible assets primarily consist of billing, telecommunication, accounting and office software as well as numbering capacity, customer base and licenses. These assets are assets with finite useful lives. They are initially recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Borrowings

Group’s borrowings represent interest bearing bank loans and bonds issued in the capital markets. Borrowings are initially recorded at fair value plus transaction costs that are directly attributable to the issue of the financial liability and subsequently measured at amortized cost, using the effective interest rate method.

Rights-of-use assets and lease obligations

The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements (including sub-lease and lease of intangible assets), which conveys the right to control the use of identified assets for a period of time in exchange for consideration, except for short-term leases (with a lease term of 12 months or less). For these leases, the Group recognizes the lease payments as operating expenses over the term of the lease. When identifying the lease, the Group uses practical expedient of IFRS 16 permitting the lessee not to separate the non-lease components of the contract and, instead, to account for any lease and associated non-lease components as a single arrangements.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate of the Group. The incremental borrowing rate of the Group is determined based on the credit spreads of the Group debt instruments in relation to the zero-coupon yield curve for government securities. The lease payments include fixed payments, variable payments that depend on index or rate, amounts expected to be paid under residual value guarantee, the exercise price under a purchase option the Group is reasonably certain to exercise as well as early termination fees unless the Group is reasonably certain not to terminate earlier. Variable payments that depend on external factors (such as sale volume of a particular retail store) are expensed as incurred.

Lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. A corresponding adjustment is made to the carrying amount of the right-of-use assets, or is recorded in profit or loss if the carrying amount of right-of-use asset had been reduced to zero.

Right-of-use assets are initially measured at cost, which is the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset less any lease incentives received.

Right-of-use assets are subsequently amortized on a straight-line basis over the expected lease term. The lease term corresponds to the non-cancellable period of each contract except in cases where the Group is reasonably certain of exercising renewal or termination options. When assessing the lease term, the Group considers all facts and circumstances that create an economic incentive for the Group to exercise the option to extend the lease, such as useful life of the asset located on the leased site, sites replacement statistics, sequence of technology change, profitability of our retail stores as well as costs to terminate or enter into lease contracts.

Provisions

Provisions–Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past event, and it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the managements’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. The main provisions the Group holds are in relation to employees’ bonuses and other rewards (including retirement benefits and cash-settled share based payments), decommissioning and restoration obligation, tax provisions as well as legal claims.

Provision for decommissioning and restoration

Provision for decommissioning and restoration–The Group calculates a provision for decommissioning and restoration when the Group has a legal or constructive obligation in connection with the retirement of tangible long-lived assets. The Group’s obligations relate primarily to the cost of removing its equipment from sites. The Group records the present value of provision for decommissioning and restoration as non-current provisions in the consolidated statement of financial position.

Derivative instruments activities

Derivative instruments activities–The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current financial assets or liabilities in the consolidated statement of financial position. Cash flows from derivatives are classified according to their nature. The Group reviews related fair value hierarchy classifications on a quarterly basis. The fair value measurement of the Group’s derivative instruments is based on the observable yield curves for similar instruments.

Gains and losses from changes in the fair value of derivative instruments are recorded immediately in profit or loss.

Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

Liability under put option agreement

Liability under put option agreement–To optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining non-controlling stakes in newly acquired subsidiaries. Upon initial recognition, the commitment to purchase non-controlling interests is recognized as a financial liability for the present value of the redemption amount, which approximates its fair value. Subsequent changes in the value of the commitment are recognized in profit or loss for the reporting period.

Netting

Netting–The Group offsets its financial assets and financial liabilities only if it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Fair value of financial instruments

Fair value of financial instruments–Fair value of financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

•	Level 1–Quoted prices in active markets for identical assets or liabilities;
•	Level 2–Observable inputs other than quoted prices in active markets for identical assets and liabilities;
•	Level 3–No observable pricing inputs in the market.

Financial assets and financial liabilities are classified in the three-tier hierarchy based on the lowest level of input that is significant to the fair value measurements. The Group’s assessment of the significance of a particular input to the fair value measurements requires judgment which may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.